LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Loss per share	per share for the years ended December 31, 2020 and 2019 was calculated based on the following:

	2020	2019
Attributable to Yamana Gold Inc. equity holders
Net earnings	$203.6	$225.6

(in thousands of units)	2020	2019
Weighted average number of common shares - basic	951,818	950,266
Weighted average number of dilutive share options	74	—
Weighted average number of dilutive Restricted share units	1,954	1,658
Weighted average number of common shares - diluted	953,846	951,924

The following securities could potentially dilute basic earnings per share in the future, but were not included in the computation of diluted earnings per share because they were anti-dilutive:

(in thousands of units)	2020	2019
Potential dilutive securities
Share options	182	1,286
Restricted share units	541	790
	722	2,076